Significant accounting policies - Post-Employment Benefit Plans (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Actuarial valuation, frequency period	3 years
DB pension
Disclosure of defined benefit plans [line items]
Highest paid consecutive period of service	5 years